INCOME TAXES (Details 4) (CAD) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred income tax assets (liabilities)
Property, plant and equipment	156.8	142.4
Non-capital loss carry-forwards	10.2	19.1
Employee future benefits	78.3	70.9
Other	16.7	5.0
Deferred Tax Assets and Liabilities Gross	262.0	237.4
Valuation allowance	(262.0)	(237.4)
Deferred Tax Assets and Liabilities Net Of Allowance	0	0